SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Cumulative inflation rate used to determine if economic environment is highly inflationary (as a percent)	100.00%
Period used to determine if economic environment is highly inflationary	3 years
Foreign currency transaction net losses	$ 4	$ 3	$ 2
Minimum
DERIVATIVES AND HEDGING ACTIVITIES
Minimum interval period of effectiveness assessments	3 months
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	80.00%
Maximum
DERIVATIVES AND HEDGING ACTIVITIES
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	125.00%